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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.   Name and address of issuer:
     Metropolitan Life Separate Account UL
     C/O Metropolitan Life Insurance Company
     One Madison Avenue, New York, New York 10010-3690
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2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): State Street Research Investment Trust Division, State Street Research Income Division, State Street Research Money Market Division, State Street
     Research Diversified Division, State Street Research Aggressive Growth Division, MetLife Stock Index Division, Putnam International Stock
     Division, Loomis Sayles High Yield Bond Division, Janus Mid Cap Division,
     T. Rowe Price Small Cap Growth Division, Scudder Global Equity Division, Harris Oakmark Large Cap Value Division, Neuberger Berman Partners Mid Cap Value Division, T. Rowe Price Large Cap Growth Division, Lehman Brothers Aggregate Bond Index Division, Morgan Stanley EAFE Index Division, Russel 200 Index Division. Fidelity Contrafund Division, Fidelity Asset Manager Growth Division, Fidelity Growth Division, Putnam Large Cap Division, MetLife Mid Cap Stock Index Division, State Street Research
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     Aurora Small Cap Value Division, Davis Venture Value Division, Loomis
     Sayles Small Cap Division, MFS Investors Trust Division, MFS Research Managers Division, Harris Oakmark Mid Cap Value Division, Salomon Brother Strategic Bond Opportunities Division, Salomon Brothers U.S. Government Division, American Funds Growth Division, American Funds Growth And Income Division, American Funds Global Small Cap Division, MFS Mid Cap Growth Division, MFS Research International Division, PIMCO Total Return Division, PIMCO Innovations Division, Alger Equity Growth Division, State Street Research Bond Income Division, Westpeak Growth and Income Division, Invesco High Yield Division, Invesco Real Estate Opportunity Division, Invesco Equity Income Division, Janus Growth Division, Janus Aspen Growth Division, Franklin Templeton Small Cap Growth Division, Franklin Templeton International Securities Division, Franklin Valuemark Small Cap Division, Alliance Growth & Income Division, Alliance Premier Growth Division, Alliance Technology Division, and JP Morgan Enhanced Index Division.
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3.     Investment Company Act File Number:        811-6025
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Securities Act File Number: 33-47927, 33-32813, 33-57320, 33-91226 and 333-40161
       CIK                                        0000858997

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4(a).  Last day of fiscal year for which this Form is filed:  December 31, 2001
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4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form.
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5.     Calculation of registration fee:

       (i)     Aggregate sale price of securities sold during the
               fiscal year pursuant to section 24(f):               $574,519,196
                                                                    ------------
       (ii)    Aggregate price of securities redeemed or
               repurchased during the fiscal year:      $60,501,726

       (iii)   Aggregate price of securities redeemed
               or repurchased during any prior fiscal year ending no
               earlier than October 11, 1995 that were not
               previously used to reduce registration fees payable
               to the Commission:                       $0
                                                        -------
       (iv)    Total available redemption credits [add
               Items 5(ii) and 5(iii):                             - $60,501,726
                                                                    ------------

       (v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                $514,017,470
                                                                    ------------

       (vi)    Redemption credits available for use in  $(       )
                                                          -------
               future years--if Item 5(i) is less than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

       (vii)   Multiplier for determining registration              x .00092
                                                                    ------------
               fee (See Instruction C.9):

       (viii)  Registration fee due [multiply Item 5(v) by          = $47,289.61
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               Item 5(vii)] (enter "0" if no fee is due):

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6.       Prepaid Shares
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                                       2

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     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     NA               . If there is a number of shares or other units that were
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     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NA
                                                         -  ---------

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   + $0
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8.   Total of the amount of the registration fee due plus any interest
     due [line 5(viii) plus line 7]:                             = $47,289.61
                                                                   ------------
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
                  Method of Delivery:
                                                     Wire Transfer
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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
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       By (Signature and Title) By: Marie C. Swift: Associate General Counsel
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                                                             /S/ Marie C. Swift
     Date:  March 28, 2002
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